UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

       QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

                  Investment Company Act file number 811-07831
                                                     ---------

			        FMI Funds, Inc.
                              ------------------
               (Exact name of registrant as specified in charter)


                      100 East Wisconsin Avenue, Suite 2200
                           Milwaukee, Wisconsin  53202
                              --------------------
              (Address of principal executive offices) (Zip code)


                                 Ted D. Kellner
                           Fiduciary Management, Inc.
		      100 East Wisconsin Avenue, Suite 2200
                              Milwaukee, WI  53202
                               ------------------
                    (Name and address of agent for service)


                                 (414) 226-4555
                                 --------------
               (Registrant's telephone number, including area code)


Date of fiscal year end: SEPTEMBER 30
                         ----------------

Date of reporting period: DECEMBER 31, 2007
                          -------------


Item 1. Schedule of Investments.



				FMI Focus Fund
			   Schedule of Investments
                              December 31, 2007
                                 (Unaudited)


Shares or Principal Amount                                           Value
----------------------------------------------------------------------------

LONG-TERM INVESTMENTS-89.2% (A)
COMMON STOCKS-86.9% (A)

COMMERCIAL SERVICES SECTOR-5.9%
-------------------------------
        Advertising/Marketing Services-2.0%
    792,700    ValueClick, Inc.*                                 $17,360,130


        Personnel Services-3.9%
    420,700    AMN Healthcare Services, Inc.*                      7,223,419

    258,400    Manpower Inc.                                      14,702,960

    999,100    MPS Group, Inc.*                                   10,930,154

                                                           -----------------
                                                                  32,856,533

CONSUMER NON-DURABLES SECTOR-1.0%
---------------------------------
        Apparel/Footwear-1.0%
    403,100    Liz Claiborne, Inc.                                8,203,085


DISTRIBUTION SERVICES SECTOR-7.4%
---------------------------------
        Electronics Distributors-3.5%
    529,600    Arrow Electronics, Inc.*                           20,802,688

    499,000    Ingram Micro Inc.*                                  9,001,960

                                                           -----------------
                                                                  29,804,648

        Food Distributors-0.8%
    225,500    United Natural Foods, Inc.*                         7,152,860


        Wholesale Distributors-3.1%
    180,900    Grainger (W.W.), Inc.                              15,832,368

    459,200    Interline Brands, Inc.*                            10,061,072

                                                           -----------------
                                                                  25,893,440

ELECTRONIC TECHNOLOGY SECTOR-7.7%
---------------------------------
        Computer Communications-1.0%
    257,300    Juniper Networks, Inc.*                             8,542,360


        Computer Peripherals-1.3%
    424,200    Network Appliance, Inc.*                           10,588,032


        Electronic Equipment/Instruments-1.1%
    682,600    JDS Uniphase Corp.*                                 9,078,580


        Electronic Production Equipment-1.7%
    700,000    Asyst Technologies, Inc.*                           2,282,000

    453,100    Entegris Inc.*                                      3,910,253

    432,200    MKS Instruments, Inc.*                              8,272,308

                                                           -----------------
                                                                  14,464,561

        Semiconductors-2.6%
  1,153,100    Altera Corp.                                       22,277,892

ENERGY MINERALS SECTOR-1.4%
---------------------------
        Oil & Gas Production-1.4%
    145,000    Noble Energy, Inc.                                 11,530,400

FINANCE SECTOR-8.8%
-------------------
        Finance/Rental/Leasing-2.3%
    256,700    Advance America Cash Advance Centers Inc.           2,608,072

    600,000    RAM Holdings Ltd.*                                  2,964,000

    951,000    Rent-A-Center, Inc.*                               13,808,520

                                                           -----------------
                                                                  19,380,592

        Insurance Brokers/Services-1.1%
    400,000    Arthur J. Gallagher & Co.                           9,676,000


        Multi-Line Insurance-0.5%
     47,341    PartnerRe Ltd.                                      3,907,053


        Property/Casualty Insurance-1.4%
    777,700    Old Republic International Corp.                   11,984,357


        Regional Banks-3.4%
    461,325    Associated Banc-Corp                               12,497,294

     69,200    Cullen/Frost Bankers, Inc.                          3,505,672

    128,600    East West Bancorp, Inc.                             3,115,978

     96,600    Midwest Banc Holdings, Inc.                         1,199,772

    117,900    Nexity Financial Corp.*                               782,856

    534,100    UCBH Holdings, Inc.                                 7,562,856

                                                           -----------------
                                                                  28,664,428

        Specialty Insurance-0.1%
     60,500    MGIC Investment Corp.                               1,357,015

HEALTH SERVICES SECTOR-1.2%
---------------------------
        Health Industry Services-1.2%
    250,000    Pharmaceutical Product Development, Inc.           10,092,500

HEALTH TECHNOLOGY SECTOR-7.8%
-----------------------------
        Biotechnology-3.6%
    459,000    Charles River Laboratories International, Inc.*    30,202,200


        Medical Specialties-4.2%
    302,300    Beckman Coulter, Inc.                              22,007,440

    136,500    PerkinElmer, Inc.                                   3,551,730

    346,500    Wright Medical Group, Inc.*                        10,107,405

                                                           -----------------
                                                                  35,666,575
INDUSTRIAL SERVICES SECTOR-8.5%
-------------------------------
        Contract Drilling-2.1%
    195,000    Pride International, Inc.*                          6,610,500

    286,100    Rowan Companies, Inc.                              11,289,506

                                                           -----------------
                                                                  17,900,006

        Environmental Services-2.2%
    463,982    Casella Waste Systems, Inc.*                        6,050,325

    400,000    Republic Services, Inc.                            12,540,000

                                                           -----------------
                                                                  18,590,325

        Oilfield Services/Equipment-4.2%
    650,400    Dresser-Rand Group, Inc.*                          25,398,120

    130,121    Exterran Holdings Inc.*                            10,643,898

                                                           -----------------
                                                                  36,042,018

PROCESS INDUSTRIES SECTOR-15.2%
-------------------------------
        Chemicals: Major Diversified-2.3%
    464,900    Celanese Corp.                                     19,674,568


        Chemicals: Specialty-7.9%
    211,200    Airgas, Inc.                                       11,005,632

  1,175,000    Cambrex Corp.                                       9,846,500

    334,181    Cytec Industries Inc.                              20,578,866

    409,200    Rockwood Holdings Inc.*                            13,593,624

    219,800    Sigma-Aldrich Corp.                                12,001,080

                                                           -----------------
                                                                  67,025,702

        Containers/Packaging-4.2%
    644,600    Bemis Company, Inc.                                17,649,148

    348,700    Packaging Corp of America                           9,833,340

    728,600    Smurfit-Stone Container Corp.*                      7,694,016

                                                           -----------------
                                                                  35,176,504

        Industrial Specialties-0.8%
    343,700    Ferro Corp.                                         7,124,901

PRODUCER MANUFACTURING SECTOR-8.6%
----------------------------------
        Electrical Products-2.8%
    218,401    Greatbatch, Inc.*                                   4,365,836

    723,800    Molex Inc. Cl A                                    19,014,226

                                                           -----------------
                                                                  23,380,062

        Industrial Machinery-2.6%
    165,000    Kadant Inc.*                                        4,895,550

    452,000    Kennametal Inc.                                    17,112,720

                                                           -----------------
                                                                  22,008,270

        Miscellaneous Manufacturing-1.3%
    318,300    Brady Corp.                                        11,169,147


        Trucks/Construction/Farm Machinery-1.9%
     19,800    Federal Signal Corp.                                  222,156

    243,300    Joy Global Inc.                                    16,014,006

                                                           -----------------
                                                                  16,236,162

RETAIL TRADE SECTOR-6.0%
------------------------
        Apparel/Footwear Retail-3.0%
    410,100    Jos. A. Bank Clothiers, Inc.*                      11,667,345

    530,500    Ross Stores, Inc.                                  13,564,885

                                                           -----------------
                                                                  25,232,230

        Discount Stores-2.0%
    899,200    Family Dollar Stores, Inc.                         17,291,616


        Specialty Stores-1.0%
    340,300    PetSmart, Inc.                                      8,007,259


TECHNOLOGY SERVICES SECTOR-6.2%
-------------------------------
        Data Processing Services-0.7%
    150,000    Hewitt Associates, Inc.*                            5,743,500


        Information Technology Services-2.3%
    569,200    CIBER, Inc.*                                        3,477,812

    283,400    JDA Software Group, Inc.*                           5,798,364

  1,221,500    Sapient Corp.*                                     10,761,415

                                                           -----------------
                                                                  20,037,591

        Internet Software/Services-1.3%
    318,300    Akamai Technologies, Inc.*                         11,013,180


        Packaged Software-1.9%
    908,100    Parametric Technology Corp.*                       16,209,585


TRANSPORTATION SECTOR-1.2%
--------------------------
        Trucking-1.2%
    620,400    Werner Enterprises, Inc.                           10,565,412
                                                           -----------------
               Total common stocks
	          (Cost $616,418,934)	                         737,111,279


MUTUAL FUNDS-2.3% (A)

    304,000    iShares S&P SmallCap 600 Index Fund                19,766,080
                                                           -----------------
               Total mutual funds
	          (Cost $10,780,880)	                          19,766,080
                                                           -----------------
               Total long-term investments
	          (Cost $627,199,814)	                         756,877,359


SHORT-TERM INVESTMENTS-11.0% (A)

        U.S. Treasury Securities-10.1%
$50,000,000    U.S. Treasury Bills, 2.79%, due 1/03/08            49,992,250

 19,000,000    U.S. Treasury Bills, 2.33%, due 1/10/08            18,988,933

 17,000,000    U.S. Treasury Bills, 2.41%, due 1/17/08            16,981,791
                                                           -----------------
               Total U.S. treasury securities
	       (Cost $85,962,974)                                 85,962,974


        Variable Rate Demand Note-0.9%
  7,532,893    U.S. Bank, N.A., 4.61%                              7,532,893
                                                           -----------------
               Total variable rate demand note
	          (Cost $7,532,893)                                7,532,893
                                                           -----------------
               Total short-term investments
	          (Cost $93,495,867)                              93,495,867
                                                           -----------------
               Total investments-100.2%
	          (Cost $720,695,681)                            850,373,226


                Liabilities, less cash and
                   receivables-(0.2%) (A)                         (1,992,427)
                                                           -----------------
                TOTAL NET ASSETS-100.0%                         $848,380,799
                                                           =================


* Non-income producing security.

(A) Percentages for the various classifications relate to net assets.


As of December 31, 2007, investment cost for federal tax purposes was $725,558,354 and the tax components of unrealized appreciation/depreciation were as follows:


Aggregate gross unrealized appreciation          $171,769,650

Aggregate gross unrealized depreciation           (46,954,778)
                                               --------------
Net unrealized appreciation                      $124,814,872
                                               ==============


THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.


                                       FMI Large Cap Fund
                                      Schedule of Investments
                                         December 31, 2007
                                           (Unaudited)


Shares or Principal Amount                                           Value
----------------------------------------------------------------------------

LONG-TERM INVESTMENTS-89.9% (A)
COMMON STOCKS-89.9% (A)

COMMERICAL SERVICES SECTOR-4.4%
-------------------------------
        Miscellaneous Commercial Services-4.4%
    851,200    Cintas Corp.                                      $28,617,344

COMMUNICATIONS SECTOR-3.2%
--------------------------
        Major Telecommunications-3.2%
  1,580,000    Sprint Nextel Corp.                                20,745,400

CONSUMER NON-DURABLES SECTOR-8.0%
---------------------------------
        Beverages: Alcoholic-4.1%
    307,000    Diageo PLC - SP-ADR                                26,349,810


        Household/Personal Care-3.9%
    365,000    Kimberly-Clark Corp.                               25,309,100

CONSUMER SERVICES SECTOR-4.4%
-----------------------------
        Media Conglomerates-4.4%
  1,727,000    Time Warner Inc.                                   28,512,770

DISTRIBUTION SERVICES SECTOR-7.2%
---------------------------------
        Medical Distributors-4.4%
    487,000    Cardinal Health, Inc.                              28,124,250


        Wholesale Distributors-2.8%
    208,000    Grainger (W.W.), Inc.                              18,204,160

ELECTRONIC TECHNOLOGY SECTOR-7.3%
---------------------------------
        Electronic Components-4.0%
    697,700    Tyco Electronics Ltd.                              25,905,601


        Electronic Equipment/Instruments-3.3%
    461,000    CANON INC. SP-ADR                                  21,127,630

ENERGY MINERALS SECTOR-4.2%
---------------------------
        Integrated Oil-4.2%
    371,000    BP PLC - SP-ADR                                    27,146,070

FINANCE SECTOR-16.0%
--------------------
        Insurance Brokers/Services-4.8%
    804,000    Willis Group Holdings Ltd.                         30,527,880


        Major Banks-5.2%
    690,000    Bank of New York Mellon Corp.                      33,644,400


        Property/Casualty Insurance-6.0%
      8,200    Berkshire Hathaway Inc. Cl B*                      38,835,200

HEALTH TECHNOLOGY SECTOR-2.7%
-----------------------------
        Medical Specialties-2.7%
    392,000    Covidien Ltd.                                      17,361,680

INDSUTRIAL SERVICES SECTOR-3.2%
-------------------------------
        Environmental Services-3.2%
    640,000    Waste Management, Inc.*                            20,908,800

PRODUCER MANUFACTURING SECTOR-5.6%
----------------------------------
        Industrial Conglomerates-5.6%
    618,000    General Electric Co.                               22,909,260

    336,500    Tyco International Ltd.                            13,342,225

                                                           -----------------
                                                                  36,251,485

RETAIL TRADE SECTOR-15.2%
-------------------------
        Apparel/Footwear Retail-2.4%
    546,700    TJX Companies, Inc.                                15,706,691


        Discount Stores-5.4%
    736,000    Wal-Mart Stores, Inc.                              34,982,080


        Electronics/Appliance Stores-4.2%
    515,000    Best Buy Co., Inc.                                 27,114,750


        Specialty Stores-3.2%
    893,700    Staples, Inc.                                      20,617,659

TECHNOLOGY SERVICES SECTOR-4.5%
-------------------------------
        Information Technology Services-4.5%
    806,000    Accenture Ltd.                                     29,040,180

TRANSPORTATION SECTOR-4.0%
--------------------------
        Air Freight/Couriers-4.0%
    365,000    United Parcel Service, Inc. Cl B                   25,812,800
                                                           -----------------
               Total common stocks
	          (Cost $568,345,667)                            580,845,740
                                                           -----------------
               Total long-term investments
	          (Cost $568,345,667)	                         580,845,740

SHORT-TERM INVESTMENTS-9.8% (A)

        Commercial Paper-7.0%
$15,000,000    General Electric Capital Corp.,
                  3.90%, due 1/04/08                              14,995,125

 15,000,000    Prudential Funding LLC, 4.05%, due 1/04/08         14,994,938

 15,000,000    Toyota Motor Credit Corp., 4.08%, due 1/04/08      14,994,900
                                                           -----------------
               Total commercial paper
	          (Cost $44,984,963)                              44,984,963


        Variable Rate Demand Note-2.8%
 17,908,243    U.S. Bank, N.A., 4.61%                             17,908,243
                                                           -----------------
               Total variable rate demand note
	          (Cost $17,908,243)                              17,908,243
                                                           -----------------
               Total short-term investments
                  (Cost $62,893,206)                              62,893,206
                                                           -----------------
               Total investments-99.7%
		  (Cost $631,238,873)                            643,738,946

               Cash and receivables, less
                  liabilities-0.3% (A)                             2,145,879
                                                           -----------------
               TOTAL NET ASSETS-100.0%                          $645,884,825
                                                           =================

* Non-income producing security.

(A) Percentages for the various classifications relate to net assets.

ADR-American Depositary Receipts

As of December 31, 2007, investment cost for federal tax purposes was $631,316,503 and the tax components of unrealized appreciation/depreciation were as follows:


Aggregate gross unrealized appreciation          $44,981,780

Aggregate gross unrealized depreciation          (32,559,337)
					      --------------
Net unrealized appreciation                      $12,422,443
                                              ==============


THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.




Item 2. Controls and Procedures.

(a) The Registrant's President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last N-Q fiscal quarter filing that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.




Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

     (Registrant)   FMI Funds, Inc.
                   -------------------

     By (Signature and Title)  /s/ Ted D. Kellner
                               ---------------------------
                                Ted D. Kellner, President

     Date   2/8/08
           --------------

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

     By (Signature and Title)      /s/ Ted D. Kellner
                                   ---------------------------
                                    Ted D. Kellner, President

     Date   2/8/08
           --------------

     By (Signature and Title)      /s/ Ted D. Kellner
                                   ------------------------
 				    Ted D. Kellner, Treasurer

     Date   2/8/08
           --------------